Unaudited Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets and goodwill	$ 1,458,199	$ 1,412,729
Property, plant, and equipment	547,098	316,867
Vehicles under operating leases	69,178	67,931
Other non-current assets	27,581	7,212
Deferred tax asset	31,759	43,041
Other investments	2,285	2,414
Total non-current assets	2,136,100	1,850,194
Current assets
Cash and cash equivalents	668,911	768,927
Trade receivables	145,823	126,205
Trade receivables - related parties	38,242	61,026
Accrued income - related parties	34,135	152,605
Inventories	726,017	939,359
Current tax assets	14,261	9,270
Other current assets	210,248	204,142
Other current assets - related parties	2,904	9,576
Total current assets	1,840,541	2,271,110
Total assets	3,976,641	4,121,304
Equity
Share capital	(21,169)	(21,168)
Other contributed capital	(3,621,261)	(3,615,187)
Foreign currency translation reserve	49,833	26,010
Accumulated deficit	5,412,129	4,872,644
Total equity	1,819,532	1,262,299
Non-current liabilities
Non-current contract liabilities	(62,097)	(63,063)
Deferred tax liabilities	(3,530)	(3,335)
Other non-current provisions	(97,772)	(104,681)
Other non-current liabilities	(48,119)	(73,149)
Earn-out liability	(15,764)	(155,402)
Non-current liabilities to credit institutions	(947,289)	0
Other non-current interest-bearing liabilities	(43,248)	(54,439)
Other non-current interest-bearing liabilities - related parties	(1,384,056)	(1,409,244)
Total non-current liabilities	(2,601,875)	(1,863,313)
Current liabilities
Trade payables	(80,967)	(92,441)
Trade payables - related parties	(401,416)	(275,704)
Accrued expenses - related parties	(208,296)	(450,000)
Advance payments from customers	(18,694)	(16,415)
Current provisions	(87,097)	(94,887)
Current liabilities to credit institutions	(1,536,819)	(2,023,582)
Current tax liabilities	(7,149)	(12,812)
Interest-bearing current liabilities	(16,857)	(19,547)
Interest-bearing current liabilities - related parties	(102,264)	(68,332)
Current contract liabilities	(109,975)	(112,062)
Class C Shares liability	(3,500)	(6,000)
Other current liabilities	(599,887)	(347,902)
Other current liabilities - related parties	(21,377)	(606)
Total current liabilities	(3,194,298)	(3,520,290)
Total liabilities	(5,796,173)	(5,383,603)
Total equity and liabilities	$ (3,976,641)	$ (4,121,304)